Provisions - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Disclosure of other provisions [line items]
Insurance receivable	$ 64	$ 71
Environmental and legal
Disclosure of other provisions [line items]
Estimated liability	$ 64	$ 72
Discount rate	1.80%	1.00%
Restructuring
Disclosure of other provisions [line items]
Weighted average maturity of obligation, other provisions	2 years
Other provisions
Disclosure of other provisions [line items]
Weighted average maturity of obligation, other provisions	1 year 6 months